Current Taxes and Deferred Taxes - Schedule of Effect of Current Taxes Assets and Liabilities By Geographic Area (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Current tax assets	$ 58,184	$ 64,699
Current tax liabilities	(1,332)	(1,766)
Totals, net	56,852	62,933
Chile [member]
Disclosure of geographical areas [line items]
Current tax assets	18,871	43,533
Current tax liabilities	(393)	(596)
Totals, net	18,478	42,937
Colombia [member]
Disclosure of geographical areas [line items]
Current tax assets	37,600	19,723
Current tax liabilities	(939)	(1,170)
Totals, net	36,661	18,553
United States [member]
Disclosure of geographical areas [line items]
Current tax assets	1,713	1,443
Totals, net	$ 1,713	$ 1,443